Valuation and Qualifying Accounts (Accounts Receivable Allowance for Doubtful Accounts) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Balance at Beginning of Period	$ 36	$ 52	$ 94
Acquisition or Disposition of Business Adjustment	(2)		2
Charges to Expense / (Income)	12	12	23
Doubtful Accounts Written Off, Net	(14)	(28)	(64)
Other Adjustments			(3)
Balance at End of Period	$ 32	$ 36	$ 52